Document and Entity Information	Sep. 12, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 12, 2023
Entity Registrant Name	TKO Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41797
Entity Tax Identification Number	92-3569035
Entity Address, Address Line One	200 Fifth Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	558-8333
Entity Information, Former Legal or Registered Name	New Whale Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	TKO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001973266
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1241 East Main Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902